Reverse Recapitalization (Details) - Schedule of Shares	9 Months Ended
Dec. 31, 2023 shares
Zoomcar, Inc. Shares [Member]
Reverse Recapitalization (Details) - Schedule of Shares [Line Items]
Common shares	16,987,064
Preferred stock	99,309,415
Redeemable NCI - Shares of Zoomcar India Private Limited	10,848,308
Common shares issued to shareholders of Zoomcar, Inc. [Member]
Reverse Recapitalization (Details) - Schedule of Shares [Line Items]
Common shares	482,681
Preferred stock	21,842,458
Redeemable NCI - Shares of Zoomcar India Private Limited	754,169
Issue of common shares on conversion of SSCPN	4,248,173
Total	27,327,481